Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04	0.04
Treasury shares (in shares)	4,010,074	12,228,377
Unissued shares (in shares)	643,807,004	282,101,278
Net income attributable to redeemable noncontrolling interests	49
Tax benefit (charge) from the excess fair value of compensation expense	280